Transactions with Related Parties - Cardiff Drilling, Economou and Other (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	12 Months Ended	39 Months Ended
	Jun. 08, 2015	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Common stock par value		$ 0.01		$ 0.01
Series D Preferred Stock
Preferred stock shares outstanding		29,166		0
Suezmax tankers
Number of vessels		4
Aframax tankers
Number of vessels		6
Ocean Rig UDW Inc.
Number of common shares offered in a public offering	28,571,428
Common stock par value	$ 0.01
Share price	$ 7
Before 1-for-8 reverse stock split | Series D Preferred Stock
Preferred stock shares outstanding		233,333		0
Chairman, President and Chief Executive Officer
Percentage Of Shareholder		0.20%
Chairman, President and Chief Executive Officer | Series D Preferred Stock
Percentage Of Shareholder		100.00%
Preferred stock shares outstanding		29,166
Preferred Stock, Voting Rights		100.000 votes
Chairman, President and Chief Executive Officer | Ocean Rig UDW Inc.
Common stock value purchased	$ 10,000
Number of common shares offered in a public offering	1,428,571
Chairman, President and Chief Executive Officer | Before 1-for-8 reverse stock split | Series D Preferred Stock
Preferred stock shares outstanding		233,333
Global Services Agreement | Cardiff Drilling Inc. | Ocean Rig UDW Inc.
Commissions in connection with employment arrangements			1.00%
Commission on purchase or sale price of vessels			0.75%
Consultancy agreement terms in year			5 years
Ten Memoranda of Agreements | Suezmax tankers
Number of vessels		4
Ten Memoranda of Agreements | Aframax tankers
Number of vessels		6
Sales Agreements
Number of vessel owning companies		14
Sales Agreements | Capesize
Number of vessels		10
Sales Agreements | Panamax carriers
Number of vessels		4
Sales Agreements | Capesize bulk carriers
Number of vessels		3